ASSET HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Asset Held For Sale
SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000